Derivative Instruments (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Derivative Instruments [Abstract]
Concentration of credit risk	$ 12,990,214	$ 24,711,870
Trust's average net asset value	$ 260,000,000	$ 392,000,000	$ 603,000,000
Open interest rate futures, maturity	10 years